LONG-TERM DEPOSITS (Details) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($) installment oz
LONG-TERM DEPOSITS
Maximum PMPA deposit	$ 175,500
Maximum construction installments | installment	4
Gold sales commitment (PMPA) (in percentage)	50.00%
Silver sales commitment (PMPA) (in percentage)	75.00%
Gold delivery threshold (cumulative) | oz	145,000
Silver delivery threshold (cumulative) | oz	4,600,000
Reduced gold commitment (in percentage) post-threshold (PMPA)	33.00%
Reduced silver commitment (in percentage) post-threshold (PMPA)	50.00%
Cash pay (in percentage) pre-deposit credit	18.00%
Cash pay (in percentage) post-deposit credit	22.00%
Initial PMPA deposit	$ 43,880
Contract liability interest expense	1,020
Contract liabilities	$ 44,900